                      METROPOLITAN LIFE INSURANCE COMPANY
                           SEPARATE ACCOUNT NO. 13S

         INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    (LCL2)

                      SUPPLEMENT DATED SEPTEMBER 11, 2013
                                      TO
                     THE PROSPECTUS DATED NOVEMBER 3, 2003

This supplement updates certain information contained in the prospectus, as supplemented, for the above-referenced variable life insurance policies. You should read and retain this supplement.

Effective immediately, we will no longer accept premium payments or transfers of cash value into the investment division of Separate Account No. 13S that invests in the following Portfolio:

    . Pioneer Emerging Markets VCT Portfolio - Class II of the Pioneer Variable Contracts Trust

If you have any questions, you may call us at 908-253-1400.